Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Shares Issued

Authorized

We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors.

Summary of Share Repurchases

Share Repurchase Programs

			Maximum	Maximum	Number of
	Commencement		Shares for	Shares for	Shares
	Date	Expiry	Repurchase	Repurchase (%)	Repurchased
2022 Normal Course Issuer Bid [1]	March 1, 2022	February 7, 2023	55,111,110	10	55,111,110
2023 Normal Course Issuer Bid	March 1, 2023	February 29, 2024	24,962,194	5	5,375,397
2024 Normal Course Issuer Bid	March 1, 2024	February 28, 2025	24,728,159	5	3,944,903
2025 Normal Course Issuer Bid [2]	March 3, 2025	March 2, 2026	24,462,941	5	‐

1  The original expiry date was February 28, 2023, but we acquired the maximum aggregate number of common shares allowable on February 7, 2023.

2  On February 19, 2025, our Board of Directors approved a share repurchase program. The 2025 normal course issuer bid, which is subject to acceptance by the Toronto Stock Exchange, will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases.

Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements.

Summary of share repurchases	2024	2023
Number of common shares repurchased for cancellation	3,944,903	13,378,189
Average price per share (US dollars)	47.31	74.73
Total cost, inclusive of tax	190	1,000

As of February 18, 2025, an additional 1,887,537 common shares were repurchased for cancellation at a cost of $96 million and an average price per share of $50.82.

Dividends Declared

Dividends Declared

During 2024, we declared a dividend of $0.54 per share for each of the three months ended March 31, June 30, and September 30. During the three months ended December 31, 2024, we declared a dividend of $0.54 per share, which was paid on January 17, 2025 to shareholders of record on December 31, 2024.

On February 19, 2025, our Board of Directors declared and increased our quarterly dividend to $0.545 per share payable on April 10, 2025, to shareholders of record on March 31, 2025. The total estimated dividend to be paid is $265 million.